Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Retirement Benefit Plans

The amounts recognised in the balance sheet were as follows:

	30 June 2019 £m	31 December 2018 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	780	842
Funded defined benefit pension scheme – deficit	(213)	(76)
Unfunded defined benefit pension scheme	(39)	(39)

Total net assets	528	727

Summary of Movements in the Present Value of Defined Benefit Obligations and Fair Value of Scheme Assets

Movements in the present value of defined benefit obligations and fair value of scheme assets in H119 and H118 were as follows:

	Half year to 30 June 2019 £m	Half year to 30 June 2018 £m
Return on plan assets (excluding amounts included in net interest expense)	(916)	72
Actuarial (gains)/losses arising from experience adjustments	(5)	39
Actuarial losses/(gains) arising from changes in financial assumptions	1,201	(640)

Pension remeasurement	280	(529)

Summary of Net Assets Recognised

The net assets recognised in the balance sheet were determined as follows:

	30 June 2019 £m	31 December 2018 £m
Present value of defined benefit obligations	(11,996)	(10,805)
Fair value of scheme assets	12,524	11,532

Net defined benefit assets	528	727